Note 5 - Advances for Vessels Under Construction and Acquisitions	12 Months Ended
Dec. 31, 2012
Advances For Vessels Under Construction And Acquisitions [Text Block]
5.	Advances for Vessels Under Construction and Acquisitions

The amounts shown in the accompanying consolidated balance sheets as of December 31, 2011 and December 31, 2012 of $22,347,811 and $19,321,045, mainly represent advance payments to a ship-builder for two LPG carriers under construction and to sellers for four LPG carriers under construction, respectively (see Note 3).

The movement of the account, advances for vessels under construction and acquisitions, for the years ended December 31, 2011 and 2012, was as follows:

Balance, December 31, 2010	37,273,199
Advances for vessels under construction and acquisitions	52,797,646
Capitalized interest	557,565
Capitalized expenses	1,625,979
Vessels delivered	(69,906,578)
Balance, December 31, 2011	22,347,811
Advances for vessels under construction and acquisitions	61,632,129
Capitalized interest	281,484
Capitalized expenses	721,220
Vessels delivered	(65,661,599)
Balance, December 31, 2012	19,321,045

On February 25, 2008, the Company signed contracts with Mitsubishi Corporation of Japan for the construction of five LPG carriers at an aggregate contract price of Yen 12,008,000,000 (approx. $124,486,017 based upon an aggregate average USD/JPY exchange rate of $1.00:JPY 96.46). Pursuant to an agreement signed on February 27, 2009, the vessels were scheduled for delivery between February 2011 and May 2012. On June 18, 2010, the Company signed a further agreement with the shipyard which provides for a 5% reduction of the contract price of each vessel under construction. This reduction was deducted from the final installment due upon delivery of each vessel. During the years 2011 and 2012, the Company effected advance payments to the shipbuilding yard of $52,797,646 and $42,432,106, respectively. Three of the five LPG carriers were delivered to the Company in 2011 and the remaining two LPG carriers in 2012 (Note 6).